Income Tax Expense (Recovery)	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income Tax Expense
Income Tax Expense
The components of the provision for income tax expense are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Current	(2,911)	(4,122)	(10,983)	(15,343)
Deferred	(180)	(212)	(548)	(1,854)
Income tax expense	(3,091)	(4,334)	(11,531)	(17,197)

The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's unaudited consolidated balance sheets:

	Nine Months Ended September 30,
	2019	2018
	$	$
Balance of unrecognized tax benefits as at January 1	40,556	31,061
Increases for positions related to the current year	3,213	2,908
Changes for positions taken in prior periods	3,066	2,161
Decrease related to statute limitations	—	(405)
Balance of unrecognized tax benefits as at September 30	46,835	35,725

The Company does not presently anticipate its uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions of the trading activity of its vessels. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.